Note 16 - Summarised financial information on Harvest Fund Management Co., LTD (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarised financial information on Harvest Fund Management Co., LTD [Line Items]
Total net revenues	[1]	€ 31,504	€ 31,155	€ 27,063
Total assets		€ 1,391,000	€ 1,317,000	€ 1,344,000

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations